Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks		$ 46,890	$ 56,502
Investment securities
Held-to-maturity (fair value $67,079 and $66,275, respectively)		76,170	78,634
Available-for-sale ($294 and $320 pledged as collateral, respectively)	[1]	90,838	85,992
Loans held for sale (including $2,353 and $2,251 of mortgage loans carried at fair value, respectively)		2,538	2,573
Loans
Total loans		391,335	379,832
Less allowance for loan losses		(7,605)	(7,583)
Net loans		383,730	372,249
Premises and equipment		3,768	3,565
Goodwill		12,635	12,536
Other intangible assets		4,904	5,547
Other assets (including $2,585 and $7,501 of trading securities at fair value pledged as collateral, respectively)	[1]	70,872	60,720
Total assets		692,345	678,318
Deposits
Noninterest-bearing		84,116	84,158
Interest-bearing (including $718 and $5,754 of time deposits carried at fair value, respectively)		438,100	434,151
Total deposits		522,216	518,309
Short-term borrowings		17,162	15,518
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)		60,764	58,002
Other liabilities		26,552	27,449
Total liabilities		626,694	619,278
Shareholders’ equity
Preferred stock		6,808	6,808
Common stock, $.01 par value per share, authorized: 4,000,000,000 shares; issued: 2025 and 2024 —2,125,725,742 shares		21	21
Capital surplus		8,728	8,715
Retained earnings		80,906	76,863
Less cost of common stock in treasury: 2025 — 570,328,105 shares; 2024 — 565,929,654 shares		(24,283)	(24,065)
Accumulated other comprehensive income (loss)		(6,987)	(9,764)
Total U.S. Bancorp shareholders’ equity		65,193	58,578
Noncontrolling interests		458	462
Total equity		65,651	59,040
Total liabilities and equity		692,345	678,318
Commercial | Commercial
Loans
Total loans		153,958	139,484
Commercial | Commercial real estate
Loans
Total loans		48,920	48,859
Consumer | Residential mortgages
Loans
Total loans		115,885	118,813
Consumer | Credit card
Loans
Total loans		32,234	30,350
Consumer | Other retail
Loans
Total loans		$ 40,338	$ 42,326

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.